Derivative Financial Instruments (Details Narrative) - USD ($)	Oct. 31, 2018	Oct. 03, 2018	Apr. 30, 2018
Convertible Note Payable	$ 8,313		$ 0
Secured Convertible Promissory Note Agreement [Member]
Convertible Note Payable		$ 300,000